Income Tax Expense - Summary of Deferred Tax (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	¥ (112,456)
Ending balance	(65,544)	$ (10,367)	¥ (112,456)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	(112,456)	(17,787)	(106,922)
Provision made to consolidated statement of profit or loss	(14,529)	(2,298)	(36,255)
Utilization	61,441	9,718	30,721
Ending balance	¥ (65,544)	$ (10,367)	¥ (112,456)